Note 6 - Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Total	$ 29,000	$ 22,000	$ 78,000	$ 66,000	$ 88,000	$ 78,000	$ 39,000